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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/17 – 6/30/18

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-05845
Reporting Period: 07/01/2017 - 06/30/2018
Invesco Senior Loan Fund

=Invesco Senior Loan Fund=======================================================

BMC Stock Holdings, Inc.

Ticker: BMCH                 Security ID: 05591B109
Meeting Date: MAY 16, 2018   Meeting Type: Annual
Record Date: MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael T. Miller        For       For          Management
1b    Elect Director James O'Leary            For       For          Management
2     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

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C&J Energy Services, Inc.

Ticker: CJ                   Security ID: 12674R100
Meeting Date: MAY 29, 2018   Meeting Type: Annual
Record Date: APR 2, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stuart Brightman         For       For          Management
1.2   Elect Director Michael Zawadzki         For       For          Management
2     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management

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Genie Energy Ltd.

Ticker: GNE                  Security ID: 372284307
Meeting Date: MAY 7, 2018    Meeting Type: Annual
Record Date: MAR 9, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James A. Courter         For       Against      Management
1.2   Elect Director Howard S. Jonas          For       Against      Management
1.3   Elect Director W. Wesley Perry          For       Against      Management
1.4   Elect Director Alan B. Rosenthal        For       For          Management
1.5   Elect Director Allan Sass               For       For          Management
2     Amend Omnibus Stock Plan                For       Against      Management
3     Ratify Past Issuance of Shares of Restr For       Against      Management
      icted Stock to Howard S. Jonas
4     Approve Sale of Shares of Class B Commo For       Against      Management
      n Stock and Warrants to Howard S. Jonas
5     Approve Grant of Options to Howard S. J For       Against      Management
      onas
6     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
7     Advisory Vote on Say on Pay Frequency   Three Yea One Year     Management

--------------------------------------------------------------------------------

IDW Media Holdings, Inc.

Ticker: IDWM                 Security ID: 44951N106
Meeting Date: FEB 15, 2018   Meeting Type: Annual
Record Date: DEC 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Theodore B. Adams        For       For          Management
1.2   Elect Director Stephen R. Brown         For       Against      Management
1.3   Elect Director Perry Davis              For       Against      Management
1.4   Elect Director Howard S. Jonas          For       Against      Management
1.5   Elect Director Irwin Katsof             For       For          Management
1.6   Elect Director Marc E. Knoller          For       Against      Management
1.7   Elect Director Kerry McCluggage         For       For          Management
1.8   Elect Director Kenneth Traub            For       Against      Management

--------------------------------------------------------------------------------

LyondellBasell Industries N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: JUN 1, 2018    Meeting Type: Annual
Record Date: MAY 4, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles                          For       For          Management
2a    Elect Director Bhavesh (Bob) Patel      For       For          Management
2b    Elect Director Robert Gwin              For       For          Management
2c    Elect Director Jacques Aigrain          For       For          Management
2d    Elect Director Lincoln Benet            For       Against      Management
2e    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
2f    Elect Director Robin Buchanan           For       Against      Management
2g    Elect Director Stephen Cooper           For       For          Management
2h    Elect Director Nance Dicciani           For       For          Management
2i    Elect Director Claire Farley            For       For          Management
2j    Elect Director Isabella (Bella) Goren   For       For          Management
2k    Elect Director Bruce Smith              For       For          Management
2l    Elect Director Rudy van der Meer        For       For          Management
3a    Elect Bhavesh (Bob) Patel to Management For       For          Management
       Board
3b    Elect Thomas Aebischer to Management Bo For       For          Management
      ard
3c    Elect Daniel Coombs to Management Board For       For          Management
3d    Elect Jeffrey Kaplan to Management Boar For       For          Management
      d
3e    Elect James Guilfoyle to Management Boa For       For          Management
      rd
4     Adopt Financial Statements and Statutor For       For          Management
      y Reports
5     Approve Discharge of Management Board   For       For          Management
6     Approve Discharge of Supervisory Board  For       For          Management
7     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
8     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
9     Approve Dividends of USD 3.70 Per Share For       For          Management
10    Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
11    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital
12    Authorization of the Cancellation of Sh For       For          Management
      ares
13    Amend Qualified Employee Stock Purchase For       For          Management
       Plan

--------------------------------------------------------------------------------

New Millennium Holdco, Inc.

Ticker:                      Security ID: 647530203
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date: MAR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andrew Lukowiak          For       For          Management
1.2   Elect Director Eugene I. Davis          For       For          Management
1.3   Elect Director Jeffrey D. Goldberg      For       For          Management
1.4   Elect Director Stephen Gray             For       For          Management
1.5   Elect Director Joan B. Stafslien        For       For          Management
1.6   Elect Director Jennifer Strickland      For       For          Management

--------------------------------------------------------------------------------

Ocean Rig UDW Inc.

Ticker: ORIG                 Security ID: G66964118
Meeting Date: NOV 3, 2017    Meeting Type: Special
Record Date: SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated M For       For          Management
      emorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and Cancellat For       For          Management
      ion of Shares
4     Other Business                          For       Abstain      Management

--------------------------------------------------------------------------------

Ocean Rig UDW Inc.

Ticker: ORIG                 Security ID: G66964118
Meeting Date: MAR 5, 2018    Meeting Type: Annual
Record Date: JAN 31, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Ernst & Young (Hellas) Certified For       Against      Management
       Auditors Accountants S.A as Auditors
2     Amend Articles Regarding Director and O For       For          Management
      fficer Indemnification

--------------------------------------------------------------------------------

tronc, Inc.

Ticker: TRNC                 Security ID: 89703P107
Meeting Date: MAY 18, 2018   Meeting Type: Annual
Record Date: MAR 28, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Justin C. Dearborn       For       For          Management
1.3   Elect Director David Dreier             For       For          Management
1.4   Elect Director Philip G. Franklin       For       For          Management
1.5   Elect Director Eddy W. Hartenstein      For       For          Management
1.6   Elect Director Richard A. Reck          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAR 2, 2018    Meeting Type: Special
Record Date: JAN 19, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Issue Shares in Connection with Acquisi For       For          Management
      tion
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 1, 2018    Meeting Type: Annual
Record Date: MAR 23, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Hilary E. Ackermann      For       For          Management
1.2   Elect Director Brian K. Ferraioli       For       Withhold     Management
1.3   Elect Director Jeff D. Hunter           For       Withhold     Management
2.1   Elect Director Brian K. Ferraioli       For       Withhold     Management
2.2   Elect Director Jeff D. Hunter           For       Withhold     Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO SENIOR LOAN FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date August 10, 2018

*	Please print the name and title of the signing officer below the signature